Schedule of Probability-Weighted Valuation Model Used to Value the Convertible Notes at Fair Value (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
2019 and 2021 Convertible Notes [Member] | SPAC Transaction [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected Date	Oct. 22, 2025	Apr. 03, 2025
Probability of Event	95.00%	75.00%
Discount Rate	57.00%	54.00%
2019 and 2021 Convertible Notes [Member] | Maturity [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected Date	Feb. 28, 2026	Feb. 28, 2026	Jan. 22, 2024
Probability of Event	5.00%	10.00%	89.00%
Discount Rate	57.00%	54.00%	29.00%
2019 and 2021 Convertible Notes [Member] | Default Feature [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected Date			Jan. 22, 2024
Probability of Event		15.00%	1.00%
Discount Rate		54.00%	29.00%
2019 and 2021 Convertible Notes [Member] | Equity Financing [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected Date			Aug. 31, 2024
Probability of Event			0.00%
Discount Rate			29.00%
2019 and 2021 Convertible Notes [Member] | Corporate Transaction [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected Date			Dec. 31, 2024
Probability of Event			10.00%
Discount Rate			29.00%
January 2024 Convertible Notes [Member] | SPAC Transaction [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected Date	Oct. 22, 2025	Apr. 03, 2025
Probability of Event	95.00%	75.00%
Discount Rate	48.00%	45.00%
January 2024 Convertible Notes [Member] | Maturity [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected Date	Feb. 28, 2026	Jul. 12, 2025
Probability of Event	5.00%	10.00%
Discount Rate	48.00%	45.00%
January 2024 Convertible Notes [Member] | Default Feature [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected Date		Jul. 12, 2025
Probability of Event		15.00%
Discount Rate		45.00%